Long-term Debt (Details) (10-Q) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	18.00%	18.00%
Fourth quarter 2016	$ 0
Second quarter 2017	0	$ 0
Third quarter 2017	0	0
Third quarter 2017	2,570	375,000
Fourth quarter 2017	10,320
2018	0	1,903,000
2019	14,000	0
2020	13,000	1,400,000
2021-2067	21,000
Securitizations	83,030	9,040,000
Total principal maturities	143,920	17,738,000
Long-term debt	139,940	$ 17,300,000	$ 8,356,000
Debt issuance costs	$ (350)
Junior Subordinated Debt [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.00%	6.00%
Fourth quarter 2016	$ 0
Second quarter 2017	0
Third quarter 2017	0
Third quarter 2017	0
Fourth quarter 2017	0
2018	0
2019	0
2020	0
2021-2067	3,500
Securitizations	0
Total principal maturities	3,500
Long-term debt	1,720	$ 172,000	172,000
Debt issuance costs	0
Senior Notes [Member]
Principal maturities of long-term debt by type of debt
Total principal maturities	290
Long-term debt		17,128,000	$ 8,184,000
Senior Notes [Member] | Securitization [Member]
Principal maturities of long-term debt by type of debt
Fourth quarter 2016	0
Second quarter 2017	0	0
Third quarter 2017	0	0
Third quarter 2017	0	0
Fourth quarter 2017	0
2018	0	0
2019	0	0
2020	0	0
2021-2067	0
Securitizations	83,030	9,040,000
Total principal maturities	83,030	9,040,000
Long-term debt	82,870	9,034,000
Debt issuance costs	$ (190)
Senior Notes [Member] | Securitization [Member] | Maximum [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.94%
Senior Notes [Member] | Securitization [Member] | Minimum [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	2.04%
Senior Notes [Member] | Medium-term Notes [Member]
Principal maturities of long-term debt by type of debt
Fourth quarter 2016	$ 0
Second quarter 2017	0	0
Third quarter 2017	0	0
Third quarter 2017	2,570	375,000
Fourth quarter 2017	10,320
2018	0	1,903,000
2019	14,000	0
2020	13,000	1,400,000
2021-2067	17,500
Securitizations	0	0
Total principal maturities	57,390	5,728,000
Long-term debt	55,350	5,474,000
Debt issuance costs	$ (160)
Senior Notes [Member] | Medium-term Notes [Member] | Maximum [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	8.25%
Senior Notes [Member] | Medium-term Notes [Member] | Minimum [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	5.25%
Senior Notes [Member] | Revolving Credit Facility [Member]
Principal maturities of long-term debt by type of debt
Second quarter 2017		0
Third quarter 2017		0
Third quarter 2017		0
2018		0
2019		0
2020		0
Securitizations		0
Total principal maturities		2,620,000
Long-term debt		$ 2,620,000
Other Assets [Member] | Senior Notes [Member] | Revolving Credit Facility [Member]
Principal maturities of long-term debt by type of debt
Debt issuance costs	$ 140